Plant and Equipment (Tables)	12 Months Ended
Mar. 31, 2024
Property, plant and equipment [abstract]
Schedule of plant and equipment [Table Text Block]
Cost	Equipment	Land	Building and Leaseholds	Total
Balance, March 31, 2022	$306,802	$663	$17,538	$325,003
Disposals	(9,587)	-	-	(9,587)
Additions	55,353	-	10,296	65,649
Impairment	(119,033)	-	-	(119,033)
Foreign exchange on translation	(4,348)	-	(1,306)	(5,654)
Balance, March 31, 2023	$229,187	$663	$26,528	$256,378
Disposals	(5,584)	-	-	(5,584)
Additions	69,360	-	375	69,735
Acquisition	446	86	1,587	2,119
Foreign exchange on translation	(416)	-	(40)	(456)
Balance, March 31, 2024	$292,993	$749	$28,450	$322,192

Accumulated depreciation	Equipment	Land	Building and Leaseholds	Total
Balance, March 31, 2022	$146,670	$-	$790	$147,460
Disposals	(6,250)	-	-	(6,250)
Depreciation	76,739	-	2,213	78,952
Impairment	(48,623)	-	-	(48,623)
Foreign exchange on translation	(2,300)	-	(89)	(2,389)
Balance, March 31, 2023	$166,236	$-	$2,914	$169,150
Disposals	(4,784)	-	-	(4,784)
Depreciation	61,302	-	2,230	63,532
Foreign exchange on translation	(970)	-	(92)	(1,062)
Balance, March 31, 2024	$221,784	$-	$5,052	$226,836

Carrying amount
Balance, March 31, 2023	$62,951	$663	$23,613	$87,228
Balance, March 31, 2024	$71,209	$749	$23,398	$95,356